Commitments and Contingencies - Schedule of Lease Commitments (Detail) $ in Thousands	Dec. 31, 2016 USD ($)
Operating Leases
2017	$ 55,097
2018	48,952
2019	46,934
2020	39,959
2021	35,035
Thereafter	141,659
Total	367,636
Sublease Income
2017	218
2018	204
2019	0
2020	0
2021	0
Thereafter	0
Total	$ 422